TAXES PAYABLE	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
TAXES PAYABLE

11. TAXES PAYABLE

As of December 31, 2023 and 2022, taxes payable consisted of the following:

	As of
	December 31,	December 31,
	2023	2022
Income tax payable	$1,686,790	$1,382,570
Other tax payable	685,856	539,255
Total tax payable	$2,372,646	$1,921,825